Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expemses

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of December 31:

	2024	2023
Assets
Operating lease right-of-use assets, net	$36,923	$-

Liabilities
Operating lease liabilities, current	$36,190	$-
Operating lease liabilities, non-current	$733	$-

Weighted average remaining lease term (in years)	Approximately 1.08 years	Not applicable
Weighted average discount rate (%)	5.22%	Not applicable
	For the years ended December 31,
	2024	2023	2022
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$70,735	$-	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$33,812	$-	$-
Interest of lease liabilities	2,653	-	-
Total operating lease expenses	$36,465	$-	$-

Schedule of Maturities Lease Liabilities	Maturities of lease liabilities were as follows:
As of December 31, 2024
2025	$37,201
2026	736
Total lease payments	$37,937
Less: imputed interest	(1,014)
Total	$36,923